Dividends of ordinary shares and cumulative distribution of other equity instruments	12 Months Ended
Dec. 31, 2018
Dividends of ordinary shares and cumulative distribution of other equity instruments [abstract]
Dividends of ordinary shares and cumulative distribution of other equity instruments
24	Dividends of ordinary shares and cumulative distribution of other equity instruments

(a)	Dividends of ordinary shares

On 19 March 2019 the Board of Directors proposed a cash dividend of RMB0.1 per share, totaling approximately RMB1,570 million. This proposal is subject to the approval of the shareholders at the annual general meeting.

On 3 May 2018, upon the approval from the annual general meeting of the shareholders, the Company declared 2017 final dividend RMB0.1 (2016: RMB0.29) per ordinary share, totaling approximately RMB1,520 million (2016: RMB4,408 million).

(b)	Cumulative distribution of other equity instruments

The other equity instruments were recorded as equity in the consolidated financial statements. For the year ended 31 December 2018, net profit attributable to holders of other equity instruments, based on the applicable rate, was RMB342 million, and the cumulative distribution paid-in 2018 was RMB334 million.